FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2005

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:  Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA          February 14, 2006
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $ 612,296 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

BUILD-A-BEAR WORKSHOP, INC.    COM       120076104      37797      1275200  SH          SOLE                   1275200
CARMAX, INC.                   COM       143130102      49478      1787505  SH          SOLE                   1787505
ECLIPSYS CORP.                 COM       278856109      33830      1787100  SH          SOLE                   1787100
EMDEON CORP.                   COM       290849108      64637      7640310  SH          SOLE                   7640310
ERESEARCH TECHNOLOGY, INC.     COM       29481V108       1542       102100  SH          SOLE                    102100
ESPEED, INC.                   COM       296643109      24875      3226300  SH          SOLE                   3226300
GENTEX CORP.                   COM       371901109      45788      2348112  SH          SOLE                   2348112
INPUT/OUPUT, INC.              COM       457652105      19621      2790969  SH          SOLE                   2790969
J JILL GROUP, INC.             COM       466189107      19073      1002243  SH          SOLE                   1002243
NAT'L INFO CONSORTIUM, INC.    COM       62914B100       6555      1064100  SH          SOLE                   1064100
RADISYS CORP.                  COM       750459109      47459      2736944  SH          SOLE                   2736944
SANDISK CORP.                  COM       80004C101     230805      3674066  SH          SOLE                   3674066
SPECTRALINK CORP.              COM       847580107      11838       997299  SH          SOLE                    997299
TEMPUR PEDIC INTERNATIONAL     COM       88023U101       5096       443100  SH          SOLE                    443100
WEBMD HEALTH CORP.             COM       94770V102       2905       100000  SH          SOLE                    100000
X-RITE, INC.                   COM       983857103      10997      1099725  SH          SOLE                   1099725